CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (65,470)	$ (542,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Foreign exchange translation gain (loss)		16,396
Impairment of marketable securities	8,300	131,678
Gain on debt settlement	54,441
Gain on disposal of marketable securities		49,125
Changes in operating assets and liabilities
(Increase) decrease in accounts receivables	91,467	(2,691)
(Increase) decrease in prepaid expenses	(21,125)	35,960
Increase (decrease) in accounts payable and accrued liabilities	2,825	81,702
Increase (decrease) in due to related party	36,267	20,096
Increase (decrease) in deferred revenue	4,082
Cash used in operating activities	1,905	(341,288)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of oil and gas property	90,318
Proceeds from sale of marketable securities		51,324
Cash provided by (used in) investing activities	(90,318)	51,324
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable	73,492	19,110
Advances from related party		323,563
Repayment of related party debt	61,529	68,824
Cash provided by (used in) financing activities	11,963	273,849
Unrealized foreign exchange translation gain (loss)	86,927
Increase (decrease) in cash	10,477	(16,115)
Cash, beginning of period	6,049	22,164
Cash, end of period	$ 16,526	6,049
NON-CASH INVESTING AND FINANCING ACTIVITIES
Marketable securities acquired from a related party		108,952
Marketable securities exchanged for consulting services		$ 29,444
SUPPLEMENTAL INFORMATION
Income taxes paid
Interest paid